Retirement Benefit Plans - Summary of Net Assets Recognised (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [abstract]
Present value of defined benefit obligations	£ (11,980)	£ (10,804)
Fair value of scheme assets	12,507	11,532
Net defined benefit assets	£ 527	£ 728